UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08544
Investment Managers Series Trust III
(Exact name of registrant as specified in charter)

235 West Galena Street
Milwaukee, Wisconsin 53212
(Address of Principal Executive Offices, including Zip Code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740
(Name and Address of Agent for Service)
COPIES TO:
Laurie Anne Dee
Morgan, Lewis & Bockius LLP
600 Anton Boulevard, Suite 1800
Costa Mesa, California 92626
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
Manteio Managed Futures Strategy Fund
Class A/CSAAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Manteio Managed Futures Strategy Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.mast-funds.com/. You can also request this information by contacting us at (833) 829-0010.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Manteio Managed Futures Strategy Fund (Class A/CSAAX)	$73	1.55%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$125,555,874
Total number of portfolio holdings	55
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Asset Allocation
Changes in and Disagreements with Accountants
Tait, Weller & Baker LLP was appointed to serve as the Trust's independent registered public accounting firm for the fiscal year ended October 31, 2025 upon the reorganization of the Fund. Previously, Ernst & Young LLP served as the independent registered public accounting firm for the Fund under the Credit Suisse Opportunity Funds. There were no disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.mast-funds.com/. You can also request this information by contacting us at (833) 829-0010.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 829-0010 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Manteio Managed Futures Strategy Fund - Class A

Manteio Managed Futures Strategy Fund
Class C/CSACX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Manteio Managed Futures Strategy Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.mast-funds.com/. You can also request this information by contacting us at (833) 829-0010.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Manteio Managed Futures Strategy Fund (Class C/CSACX)	$108	2.30%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$125,555,874
Total number of portfolio holdings	55
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Asset Allocation
Changes in and Disagreements with Accountants
Tait, Weller & Baker LLP was appointed to serve as the Trust's independent registered public accounting firm for the fiscal year ended October 31, 2025 upon the reorganization of the Fund. Previously, Ernst & Young LLP served as the independent registered public accounting firm for the Fund under the Credit Suisse Opportunity Funds. There were no disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.mast-funds.com/. You can also request this information by contacting us at (833) 829-0010.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 829-0010 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Manteio Managed Futures Strategy Fund - Class C

Manteio Managed Futures Strategy Fund
Class I/CSAIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Manteio Managed Futures Strategy Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.mast-funds.com/. You can also request this information by contacting us at (833) 829-0010.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Manteio Managed Futures Strategy Fund (Class I/CSAIX)	$61	1.30%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$125,555,874
Total number of portfolio holdings	55
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Asset Allocation
Changes in and Disagreements with Accountants
Tait, Weller & Baker LLP was appointed to serve as the Trust's independent registered public accounting firm for the fiscal year ended October 31, 2025 upon the reorganization of the Fund. Previously, Ernst & Young LLP served as the independent registered public accounting firm for the Fund under the Credit Suisse Opportunity Funds. There were no disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.mast-funds.com/. You can also request this information by contacting us at (833) 829-0010.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 829-0010 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Manteio Managed Futures Strategy Fund - Class I

Manteio Multialternative Strategy Fund
Class A/CSQAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Manteio Multialternative Strategy Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.mast-funds.com/. You can also request this information by contacting us at (833) 829-0010.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Manteio Multialternative Strategy Fund (Class A/CSQAX)	$55	1.10%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$189,215,538
Total number of portfolio holdings	150
Portfolio turnover rate as of the end of the reporting period	193%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
iShares U.S. Aerospace & Defense ETF	2.2%
Discover Financial Services	1.3%
Coinbase Global, Inc. - Class A	1.1%
ChampionX Corp.	1.0%
ANSYS, Inc.	0.8%
UMB Financial Corp.	0.7%
South State Corp.	0.6%
Coeur Mining, Inc.	0.5%
Palantir Technologies, Inc. - Class A	0.5%
Tesla, Inc.	0.4%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
Tait, Weller & Baker LLP was appointed to serve as the Trust's independent registered public accounting firm for the fiscal year ended October 31, 2025 upon the reorganization of the Fund. Previously, Ernst & Young LLP served as the independent registered public accounting firm for the Fund under the Credit Suisse Opportunity Funds. There were no disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.mast-funds.com/. You can also request this information by contacting us at (833) 829-0010.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 829-0010 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Manteio Multialternative Strategy Fund - Class A

Manteio Multialternative Strategy Fund
Class I/CSQIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Manteio Multialternative Strategy Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.mast-funds.com/. You can also request this information by contacting us at (833) 829-0010.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Manteio Multialternative Strategy Fund (Class I/CSQIX)	$43	0.85%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$189,215,538
Total number of portfolio holdings	150
Portfolio turnover rate as of the end of the reporting period	193%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
iShares U.S. Aerospace & Defense ETF	2.2%
Discover Financial Services	1.3%
Coinbase Global, Inc. - Class A	1.1%
ChampionX Corp.	1.0%
ANSYS, Inc.	0.8%
UMB Financial Corp.	0.7%
South State Corp.	0.6%
Coeur Mining, Inc.	0.5%
Palantir Technologies, Inc. - Class A	0.5%
Tesla, Inc.	0.4%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
Tait, Weller & Baker LLP was appointed to serve as the Trust's independent registered public accounting firm for the fiscal year ended October 31, 2025 upon the reorganization of the Fund. Previously, Ernst & Young LLP served as the independent registered public accounting firm for the Fund under the Credit Suisse Opportunity Funds. There were no disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.mast-funds.com/. You can also request this information by contacting us at (833) 829-0010.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (833) 829-0010 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Manteio Multialternative Strategy Fund - Class I

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Manteio Managed Futures Strategy Fund

Class A Shares (CSAAX)

Class C Shares (CSACX)

Class I Shares (CSAIX)

Manteio Multialternative Strategy Fund

Class A Shares (CSQAX)

Class I Shares (CSQIX)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

APRIL 30, 2025

Manteio Funds

Each a series of Investment Managers Series Trust III

This report and the financial statements contained herein are provided for the general information of the shareholders of the Manteio Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.mast-funds.com

Manteio Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of April 30, 2025 (Unaudited)

Principal
Amount		Value
	SHORT-TERM INVESTMENTS — 84.3%
	MONEY MARKET INVESTMENTS — 19.1%
$24,005,642	UMB Bank, Money Market Special II Deposit Investment, 4.19%(a),(b)	$24,005,642

	TREASURY BILLS — 65.2%
	United States Treasury Bill
8,000,000	4.93%, 5/15/2025(c)	7,986,888
10,000,000	4.88%, 6/12/2025(b),(c)	9,950,620
10,000,000	4.40%, 7/10/2025(b),(c)	9,918,630
15,000,000	4.19%, 8/7/2025(b),(c)	14,829,120
10,000,000	3.92%, 9/4/2025(b),(c)	9,855,030
10,000,000	4.21%, 10/2/2025(b),(c)	9,824,870
5,000,000	4.12%, 10/30/2025(b),(c)	4,897,895
5,000,000	4.03%, 11/28/2025(b),(c)	4,884,945
5,000,000	4.02%, 12/26/2025(b),(c)	4,871,775
5,000,000	4.02%, 1/22/2026(b),(c)	4,858,890
		81,878,663
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $105,891,781)	105,884,305

	TOTAL INVESTMENTS — 84.3%
	(Cost $105,891,781)	105,884,305

	Other Assets in Excess of Liabilities — 15.7%	19,671,569
	TOTAL NET ASSETS — 100.0%	$125,555,874

(a)	The rate is the annualized seven-day yield at period end.
(b)	All or a portion of this investment is a holding of Manteio Cayman Managed Futures Strategy Fund, Ltd.
(c)	Treasury bill discount rate.

See accompanying Notes to Consolidated Financial Statements.

Manteio Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

FUTURES CONTRACTS

				Value/Unrealized
	Expiration	Number of	Notional	Appreciation
Long Contracts	Date	Contracts	Value	(Depreciation)
Commodity Futures
CBOT Corn[1]	July 2025	108	2,567,700	(49,809)
CBOT Soybean[1]	July 2025	53	2,767,925	(11,517)
CBOT Soybean Meal[1]	July 2025	51	1,519,800	(10,293)
CBOT Soybean Oil[1]	July 2025	60	1,762,920	8,782
CBOT Wheat[1]	July 2025	76	2,016,850	(58,319)
CMX Gold[1]	June 2025	55	18,255,050	1,533,899
CMX Silver[1]	July 2025	30	4,924,200	71,165
LME Lead[1]	May 2025	62	3,034,466	(51,601)
LME Primary Aluminum[1]	May 2025	208	12,413,388	(1,082,920)
LME Primary Aluminum[1]	July 2025	1	59,966	(861)
LME Primary Nickel[1]	May 2025	88	8,062,549	(219,604)
LME Zinc[1]	May 2025	103	6,618,368	(624,514)
NYBOT Coffee 'C'[1]	July 2025	11	1,653,094	75,926
NYBOT Cotton #2[1]	July 2025	21	693,210	(9,776)
NYBOT Sugar #11[1]	July 2025	61	1,178,520	(32,831)

Currency Futures
CME British Pound	June 2025	366	30,519,825	788,928
CME Euro	June 2025	192	27,312,000	860,338
CME Japanese Yen	June 2025	272	23,941,100	246,725

Index Futures
EUX Euro STOXX 50	June 2025	29	1,683,561	(400)
Hang Seng Index	May 2025	80	11,392,317	118,050

Interest Rate Futures
CBOT 10-Year U.S. Treasury Note	June 2025	64	7,182,000	(528)
		1,991	169,558,809	1,550,840

Manteio Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

				Value/Unrealized
	Expiration	Number of	Notional	Appreciation
Short Contracts	Date	Contracts	Value	(Depreciation)
Commodity Futures
CMX Copper[1]	July 2025	(40)	(4,609,000)	(3,862)
ICE Brent Crude Oil[1]	July 2025	(29)	(1,770,740)	68,374
ICE Low Sulphur Gas[1]	July 2025	(11)	(652,850)	3,013
LME Lead[1]	May 2025	(62)	(3,034,466)	(76,018)
LME Lead[1]	July 2025	(15)	(735,011)	(18,214)
LME Primary Aluminum[1]	May 2025	(208)	(12,413,388)	186,979
LME Primary Aluminum[1]	July 2025	(53)	(3,178,198)	(21,600)
LME Primary Nickel[1]	May 2025	(88)	(8,062,549)	(289,682)
LME Primary Nickel[1]	July 2025	(20)	(1,847,843)	(12,764)
LME Zinc[1]	May 2025	(103)	(6,618,368)	224,101
LME Zinc[1]	July 2025	(25)	(1,616,589)	22,048
NYMEX Natural Gas[1]	July 2025	(71)	(2,580,850)	66,050
NYMEX NY Harbor ULSD[1]	July 2025	(6)	(500,220)	11,202
NYMEX RBOB Gasoline[1]	July 2025	(7)	(585,854)	(367)
NYMEX WTI Crude Oil[1]	July 2025	(26)	(1,498,120)	67,802

Currency Futures
CME Australian Dollar	June 2025	(216)	(13,839,120)	(315,171)
CME Canadian Dollar	June 2025	(51)	(3,708,465)	(67,474)

Index Futures
CME E-Mini S&P 500	June 2025	(56)	(15,643,600)	(67,883)
ICF FTSE 100 Index	June 2025	(11)	(1,243,590)	(78,518)
Nikkei Stock Index	June 2025	(63)	(15,913,427)	297,640

Interest Rate Futures
EUX Euro-Bund	June 2025	(208)	(31,158,590)	(142,803)
ICF Long Gilt	June 2025	(138)	(17,238,224)	(156,519)
OSE Japanese 10-Year Bond	June 2025	(44)	(43,386,170)	(240,718)
		(1,551)	(191,835,232)	(544,384)

TOTAL FUTURES CONTRACTS			$(22,276,423)	$1,006,456

[1]	This investment is a holding of Manteio Cayman Managed Futures Strategy Fund, Ltd.

Manteio Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of April 30, 2025 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS — 16.0%
	ASSET MANAGEMENT — 0.8%
61,779	Bridge Investment Group Holdings, Inc. - Class A	$592,461
17,301	Robinhood Markets, Inc. - Class A*	849,652
		1,442,113
	AUTOMOTIVE — 0.4%
3,060	Tesla, Inc.*	863,410
	BANKING — 2.2%
1	AIB Group PLC	7
1	CaixaBank S.A.	7
13,295	First Busey Corp.	276,403
6,330	National Bank of Canada	555,953
19,259	Renasant Corp.	617,636
12,726	South State Corp.	1,104,362
13,379	UMB Financial Corp.	1,265,252
10,810	WesBanco, Inc.	321,922
		4,141,542
	BIOTECH & PHARMA — 0.4%
6,902	Gilead Sciences, Inc.	735,339
	DIVERSIFIED INDUSTRIALS — 0.4%
5,342	3M Co.	742,057
	E-COMMERCE DISCRETIONARY — 0.4%
10,861	eBay, Inc.	740,286
	ENTERTAINMENT CONTENT — 0.8%
3,063	Applovin Corp. - Class A*	824,896
700	Netflix, Inc.*	792,204
		1,617,100
	INSTITUTIONAL FINANCIAL SVCS — 1.1%
10,061	Coinbase Global, Inc. - Class A*	2,041,276
	INTERNET MEDIA & SERVICES — 0.8%
4,123	DoorDash, Inc. - Class A*	795,286
1,233	Spotify Technology S.A.*	757,037
		1,552,323
	MEDICAL EQUIPMENT & DEVICES — 0.4%
1,521	Intuitive Surgical, Inc.*	784,532
	METALS & MINING — 0.5%
172,925	Coeur Mining, Inc.*	959,734
	OIL & GAS SERVICES & EQUIP — 1.0%
77,611	ChampionX Corp.	1,872,753
	RETAIL - CONSUMER STAPLES — 0.4%
1	Carrefour SA	16

Manteio Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	RETAIL - CONSUMER STAPLES (Continued)
7,677	Wal–Mart Stores, Inc.	$746,588
		746,604
	RETAIL - DISCRETIONARY — 0.4%
3,436	Carvana Co.*	839,587
	SEMICONDUCTORS — 0.9%
4,294	Broadcom Ltd.	826,466
7,364	NVIDIA Corp.	802,087
		1,628,553
	SOFTWARE — 2.6%
4,825	ANSYS, Inc.*	1,553,071
9,814	DocuSign, Inc.*	802,294
7,717	Fortinet, Inc.*	800,716
7,748	Palantir Technologies, Inc. - Class A*	917,673
8,683	Twilio, Inc. - Cl. A*	839,733
		4,913,487
	SPECIALTY FINANCE — 1.3%
13,830	Discover Financial Services	2,526,326
	TECHNOLOGY HARDWARE — 0.4%
3,804	Garmin Ltd.	710,853
	TECHNOLOGY SERVICES — 0.4%
3,023	International Business Machines Corp.	731,022
	TELECOMMUNICATIONS — 0.4%
27,011	AT&T, Inc.	748,205
	TOTAL COMMON STOCKS
	(Cost $30,252,677)	30,337,102
	EXCHANGE-TRADED FUNDS — 2.2%
26,157	iShares U.S. Aerospace & Defense ETF	4,104,295
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $3,991,880)	4,104,295

Number
of Contracts
	PURCHASED OPTIONS CONTRACTS — 1.7%
	CALL OPTIONS — 1.7%
	S&P 500 Index
	Exercise Price: $5,300.00, Notional Amount: $37,100,000
70	Expiration Date: July 31, 2025	3,295,600
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $2,091,738)	3,295,600

Manteio Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Principal
Amount		Value
	SHORT-TERM INVESTMENTS — 44.3%
	MONEY MARKET INVESTMENTS — 5.8%
10,978,383	UMB Bank, Money Market Special II Deposit Investment, 4.19%(a),(b)	$10,978,383

	TREASURY BILLS — 38.5%
	United States Treasury Bill
$7,000,000	4.93%, 5/15/2025(b),(c)	6,988,527
7,000,000	4.88%, 6/12/2025(b),(c)	6,965,434
7,000,000	4.40%, 7/10/2025(b),(c)	6,943,041
7,000,000	4.19%, 8/7/2025(b),(c)	6,920,256
7,000,000	3.92%, 9/4/2025(b),(c)	6,898,521
7,000,000	4.21%, 10/2/2025(b),(c)	6,877,409
9,000,000	4.12%, 10/30/2025(b),(c)	8,816,211
9,000,000	4.03%, 11/28/2025(b),(c)	8,792,901
7,000,000	4.02%, 12/26/2025(b),(c)	6,820,485
7,000,000	4.02%, 1/22/2026(b),(c)	6,802,446
		72,825,231
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $83,806,392)	83,803,614

	TOTAL INVESTMENTS — 64.2%
	(Cost $120,142,687)	121,540,611
	Other Assets in Excess of Liabilities — 35.8%	67,674,927
	TOTAL NET ASSETS — 100.0%	$189,215,538

Number
of Contracts
	WRITTEN OPTIONS CONTRACTS — (1.5)%
	CALL OPTIONS — (1.3)%
	S&P 500 Index
	Exercise Price: $5,450.00, Notional Amount: $(38,150,000)
(70)	Expiration Date: July 31, 2025	(2,524,200)
	TOTAL CALL OPTIONS
	(Proceeds $1,494,482)	(2,524,200)
	PUT OPTIONS — (0.2)%
	S&P 500 Index
	Exercise Price: $5,030.00, Notional Amount: $(17,605,000)
(35)	Expiration Date: July 31, 2025	(349,195)
	TOTAL PUT OPTIONS
	(Proceeds $576,021)	(349,195)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $2,070,503)	$(2,873,395)

Manteio Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

ETF – Exchange-Traded Fund

PLC – Public Limited Company

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.
(b)	All or a portion of this investment is a holding of Manteio Cayman Multialternative Strategy Fund, Ltd.
(c)	Treasury bill discount rate.

See accompanying Notes to Consolidated Financial Statements.

Manteio Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity	Fund Pays	Fund Receives	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
BNP Paribas	BNP Paribas PPP Long Term Value G10 USD Index [2]	0.00%	Basket Return	At Maturity	6/30/25	$10,908,242	$-	$136,531
BNP Paribas	BNP Paribas Alpha Momentum ex-Agriculture and Livestock Net Index [1,2]	0.30%	Basket Return	At Maturity	6/30/25	18,994,172	-	929,027
BNP Paribas	BNP Paribas Buy Write Call Gold Daily Index [1,2]	0.50%	Basket Return	At Maturity	6/30/25	14,173,802	-	435,827
BNP Paribas	BNP Paribas PPP Long Term Value G10 USD Index [2]	0.00%	Basket Return	At Maturity	6/30/25	137,096	-	1,558
BNP Paribas	BNP Paribas Volatility Index ER [2]	0.35%	Basket Return	At Maturity	6/30/25	14,383,958	-	(103,073)
BNP Paribas	BNP Paribas Equity Low Volatility Europe LS Index [2]	1.50%	Basket Return	At Maturity	6/30/25	16,310,263	-	(167,083)
BNP Paribas	BNP Paribas GALAXY World Excess Return USD LS Index [2]	0.08%	Basket Return	At Maturity	6/30/25	18,315,738	-	(120,631)
BNP Paribas	BNP Paribas Dynamic Pre-Roll Alpha ex-Agriculture and Livestock Index [1,2]	0.35%	Basket Return	At Maturity	6/30/25	18,317,389	-	30,754
Goldman Sachs & Co. LLC	Goldman Sachs USD Custom Equity Basket [2]	4.88%	Basket Return	At Maturity	6/30/25	9,999,988	-	(5,000)
Goldman Sachs & Co. LLC	Goldman Sachs USD Custom Equity Basket [2]	4.08%	Basket Return	At Maturity	6/30/25	9,989,996	-	(5,000)
Goldman Sachs & Co. LLC	Bloomberg Industrial Metals Subindex [1]	Index Return	0.10%	At Maturity	6/30/25	2,850,896	-	(70,330)
Goldman Sachs & Co. LLC	Bloomberg Energy Subindex [1]	Index Return	0.09%	At Maturity	6/30/25	2,255,863	-	66,903
Goldman Sachs & Co. LLC	Bloomberg Agriculture Subindex [1]	0.18%	Index Return	At Maturity	6/30/25	3,567,731	-	(27,469)
Goldman Sachs & Co. LLC	Bloomberg Precious Metals Subindex [1]	0.07%	Index Return	At Maturity	6/30/25	5,775,853	-	145,729
Macquarie Bank Ltd.	Macquarie WTI Intraday Mean Reversion [1]	0.15%	Index Return	At Maturity	6/30/25	9,207,047	-	16,578
BNP Paribas	BNP Paribas Equity Low Volatility US LS Index [2]	0.35%	Basket Return	At Maturity	6/30/25	9,184,077	-	(18,226)
Goldman Sachs & Co. LLC	Alerian MLP Infrastructure Index	Daily SOFR + 1.05%	Index Return	At Maturity	7/1/25	7,322,235	-	386,412
Goldman Sachs & Co. LLC	Goldman Sachs USD Custom Equity Basket [2]	5.08%	Basket Return	At Maturity	7/1/25	18,321,837	-	1,847,076
Goldman Sachs & Co. LLC	S&P 500 Total Return Index	Index Return	Daily SOFR + 0.48%	Monthly	7/1/25	20,625,402	-	(1,736,707)
Goldman Sachs & Co. LLC	Alerian MLP Infrastructure Index	Daily SOFR + 1.05%	Index Return	Monthly	7/1/25	3,487,699	-	93,855
Goldman Sachs & Co. LLC	Goldman Sachs RP Equity World Long Short Series 110 Excess Return Strategy [2]	0.00%	Basket Return - 0.60%	At Maturity	7/2/25	9,173,493	-	(394,438)
Goldman Sachs & Co. LLC	Goldman Sachs SAGE Commodity Pairs Strategy [1,2]	0.00%	Basket Return	At Maturity	7/2/25	17,813,402	-	(144,062)
Goldman Sachs & Co. LLC	Goldman Sachs Commodity COT Strategy [1,2]	0.00%	Basket Return	At Maturity	7/2/25	21,712,254	-	82,921
Goldman Sachs & Co. LLC	Goldman Sachs Commodity COT Timespread Strategy [1,2]	0.00%	Basket Return	At Maturity	7/2/25	18,264,809	-	(34,165)
Goldman Sachs & Co. LLC	Goldman Sachs Dispersion US Series 31 Excess Return Strategy [2]	0.00%	Basket Return	At Maturity	7/2/25	14,119,824	-	893,058
Goldman Sachs & Co. LLC	Goldman Sachs RP Equity World Long Short Series 109 Excess Return Strategy [2]	0.00%	Basket Return - 0.60%	At Maturity	7/2/25	8,402,811	-	389,723
Goldman Sachs & Co. LLC	Goldman Sachs RP Equity World Long Short Series 111 Excess Return Strategy [2]	0.00%	Basket Return - 0.60%	At Maturity	7/2/25	18,582,971	-	(148,358)
Goldman Sachs & Co. LLC	Goldman Sachs RP Equity World Long Short Series 112 Excess Return Strategy [2]	0.00%	Basket Return - 0.60%	At Maturity	7/2/25	12,340,512	-	(42,418)
Goldman Sachs & Co. LLC	Goldman Sachs RP Equity World Long Short Series 112 Excess Return Strategy [2]	0.00%	Basket Return - 0.60%	At Maturity	7/2/25	9,870,718	-	548,088
Goldman Sachs & Co. LLC	National Bank of Canada	Equity Return	Daily CORRA - 0.1045%	Monthly	11/27/25	630,670	-	(44,234)

Manteio Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity	Fund Pays	Fund Receives	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co. LLC	National Bank of Canada	Equity Return	Daily CORRA - 0.1045%	Monthly	11/27/25	23,553	-	(1,895)
Goldman Sachs & Co. LLC	Spirent Communication PLC	Daily SONIA + 0.48%	Equity Return	Monthly	11/28/25	46,067	-	4,459
Goldman Sachs & Co. LLC	Spirent Communication PLC	Daily SONIA + 0.48%	Equity Return	Monthly	11/28/25	215,460	-	20,848
Goldman Sachs & Co. LLC	Spirent Communication PLC	Daily SONIA + 0.48%	Equity Return	Monthly	11/28/25	295,854	-	28,627
Goldman Sachs & Co. LLC	Spirent Communication PLC	Daily SONIA + 0.48%	Equity Return	Monthly	11/28/25	208,759	-	20,200
Goldman Sachs & Co. LLC	Spirent Communication PLC	Daily SONIA + 0.48%	Equity Return	Monthly	11/28/25	18,141	-	2,800
Goldman Sachs & Co. LLC	Renasant Corp.	Equity Return	Daily SOFR - 0.265%	Monthly	11/28/25	58,318	-	(7,652)
Goldman Sachs & Co. LLC	First Busey Corp.	Equity Return	Daily SOFR - 0.265%	Monthly	11/28/25	231,482	-	(23,801)
Goldman Sachs & Co. LLC	Coeur Mining, Inc.	Equity Return	Daily SOFR - 0.265%	Monthly	11/28/25	789,384	-	(82,131)
Goldman Sachs & Co. LLC	Paramount Global - Class B	Daily SOFR + 0.485%	Equity Return	Monthly	11/28/25	1,039,895	-	75,201
Goldman Sachs & Co. LLC	Juniper Networks, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	11/28/25	1,000,654	-	57,332
Goldman Sachs & Co. LLC	Surmodics, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	11/28/25	222,513	-	(4,604)
Goldman Sachs & Co. LLC	UMB Financial Corp.	Equity Return	Daily SOFR - 0.265%	Monthly	11/28/25	1,055,270	-	(103,485)
Goldman Sachs & Co. LLC	Kellanova	Daily SOFR + 0.485%	Equity Return	Monthly	11/28/25	1,484,924	-	15,812
Goldman Sachs & Co. LLC	Wesbanco, Inc.	Equity Return	Daily SOFR - 0.265%	Monthly	11/28/25	277,947	-	(21,598)
Goldman Sachs & Co. LLC	Synopsys, Inc.	Equity Return	Daily SOFR - 0.265%	Monthly	11/28/25	64,401	-	(16,349)
Goldman Sachs & Co. LLC	Southstate Corp.	Equity Return	Daily SOFR - 0.265%	Monthly	11/28/25	986,943	-	(57,353)
Goldman Sachs & Co. LLC	Frontier Communications Parent, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	11/28/25	997,230	-	17,403
Goldman Sachs & Co. LLC	Everi Holdings, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	11/28/25	373,131	-	18,886
Goldman Sachs & Co. LLC	Capital One Financial Corp.	Equity Return	Daily SOFR - 0.265%	Monthly	11/28/25	217,012	-	(42,215)
Goldman Sachs & Co. LLC	Schlumberger, Ltd.	Equity Return	Daily SOFR - 0.265%	Monthly	11/28/25	246,185	-	(177)
Goldman Sachs & Co. LLC	Allete, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	11/28/25	1,275,983	-	12,723
Goldman Sachs & Co. LLC	Allete, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	11/28/25	452,010	-	4,507
BNP Paribas	BNP USD Custom Equity Basket [2]	3.70%	Basket Return	Monthly	3/13/26	18,825,170	-	(500)
Goldman Sachs & Co. LLC	Allete, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	3/13/26	1,330,762	-	13,269
Goldman Sachs & Co. LLC	Surmodics, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	3/13/26	165,691	-	(3,428)
Goldman Sachs & Co. LLC	Paramount Global - Class B	Daily SOFR + 0.485%	Equity Return	Monthly	3/13/26	791,259	-	57,221
Goldman Sachs & Co. LLC	Juniper Networks, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	3/13/26	774,963	-	44,401
Goldman Sachs & Co. LLC	Kellanova	Daily SOFR + 0.485%	Equity Return	Monthly	3/13/26	1,146,927	-	12,213
Goldman Sachs & Co. LLC	Everi Holdings, Inc.	Daily SOFR + 0.485%	Equity Return	Monthly	3/13/26	288,545	-	14,605
Macquarie Bank Ltd.	Macquarie Intraday Momentum in WTI Crude [1]	0.15%	Basket Return	At Maturity	3/13/26	9,136,501	-	(1,075,457)
Macquarie Bank Ltd.	Macquarie Intraday Momentum in Brent Crude [1]	0.15%	Basket Return	At Maturity	3/13/26	9,168,867	-	(952,247)
Goldman Sachs & Co. LLC	iShares iBoxx $ High Yield Corporate Bond ETF	Equity Return	3.14%	Monthly	4/8/26	7,204,274	-	(169,600)
Goldman Sachs & Co. LLC	iShares iBoxx $ High Yield Corporate Bond ETF	Equity Return	Daily SOFR - 1.345%	Monthly	4/10/26	10,049,716	-	(97,473)
Goldman Sachs & Co. LLC	iShares iBoxx $ High Yield Corporate Bond ETF	Equity Return	Daily SOFR - 1.345%	Monthly	4/14/26	10,407,678	-	(229,191)
TOTAL EQUITY SWAP CONTRACTS								$474,198

[1]	This investment is a holding of Manteio Cayman Multialternative Strategy Fund, Ltd.
[2]	The index constituents are available on the Fund's website.

CORRA – Canadian Overnight Repo Rate Average

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

See accompanying Notes to Consolidated Financial Statements.

Manteio Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

FUTURES CONTRACTS

				Value/Unrealized
	Expiration	Number of	Notional	Appreciation
Long Contracts	Date	Contracts	Value	(Depreciation)
Commodity Futures
CME Live Cattle[1]	August 2025	42	3,428,040	(10,487)
CME Lean Hogs[1]	July 2025	49	1,932,560	(30,820)
CMX Gold[1]	August 2025	48	16,069,920	(53,993)
CMX Silver[1]	June 2025	92	15,032,340	(209,165)
ICE Brent Crude Oil[1]	September 2025	95	5,740,850	(279,853)

Currency Futures
CME British Pound	June 2025	92	7,671,650	130,798
CME Euro	June 2025	48	6,828,000	80,825
CME Japanese Yen	June 2025	69	6,073,294	13,000

Index Futures
CBOE Volatility Index	June 2025	445	10,486,514	(1,834,552)
CBOE Volatility Index	October 2025	445	10,212,750	(142,888)
EURO Stoxx 50 (DIV)	December 2025	787	14,725,482	364,273
EURO Stoxx 50 (DIV)	December 2026	607	10,488,110	(332,600)
Hang Seng Index	May 2025	34	4,841,735	45,879

Interest Rate Futures
CBOT 2-Year U.S. Treasury Note	June 2025	89	18,525,211	16,190
CBOT 5-Year U.S. Treasury Note	June 2025	340	37,126,406	269,281
EUX Euro-Bund	June 2025	30	4,494,027	11,476
ICF Long Gilt	June 2025	22	2,748,123	12
SFE Australian 10-Year Bond	June 2025	230	16,919,910	269,129
		3,564	193,344,922	(1,693,495)

Manteio Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

				Value/Unrealized
	Expiration	Number of	Notional	Appreciation
Short Contracts	Date	Contracts	Value	(Depreciation)
Commodity Futures
CMX Gold[1]	June 2025	(94)	(31,199,540)	(42,000)
CME Lean Hogs[1]	June 2025	(49)	(1,926,190)	33,310
CME Live Cattle[1]	June 2025	(41)	(3,417,760)	7,666
ICE Brent Crude Oil[1]	July 2025	(94)	(5,739,640)	286,292

Currency Futures
CME Australian Dollar	June 2025	(54)	(3,459,780)	(34,170)
CME Canadian Dollar	June 2025	(13)	(945,295)	(5,056)

Index Futures
CBOE Volatility Index	August 2025	(890)	(20,584,365)	1,456,924
CME E-Mini S&P 500	June 2025	(56)	(15,643,600)	(288,477)
EUX Euro STOXX 50	June 2025	(109)	(6,327,867)	(456,241)
ICF FTSE 100 Index	June 2025	(3)	(339,161)	(8,114)
Nikkei Stock Index	June 2025	(16)	(4,041,505)	(109,603)

Interest Rate Futures
CBOT 10-Year U.S. Treasury Note	June 2025	(4)	(448,875)	(8)
MSE Canadian 10 Year Bond	June 2025	(191)	(17,099,153)	(763)
SGX 10-Year Mini JGB	June 2025	(283)	(27,905,196)	(40,896)
		(1,897)	(139,077,927)	798,864

TOTAL FUTURES CONTRACTS			$54,266,995	$(894,631)

[1]	This investment is a holding of Manteio Cayman Multialternative Strategy Fund, Ltd.

See accompanying Consolidated Notes to Financial Statements.

Manteio Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Currency	Value At		Unrealized
		Currency	Settlement	Amount	Settlement	Value At	Appreciation
Purchase Contracts	Counterparty	Exchange	Date	Purchased	Date	April 30, 2025	(Depreciation)
Euro	Goldman Sachs	EUR per USD	5/20/2025	12,480,204	$14,209,336	$14,155,990	$(53,346)
					14,209,336	14,155,990	(53,346)

				Currency	Value At		Unrealized
		Currency	Settlement	Amount	Settlement	Value At	Appreciation
Sale Contracts	Counterparty	Exchange	Date	Sold	Date	April 30, 2025	(Depreciation)
Euro	Goldman Sachs	EUR per USD	5/20/2025	(12,480,204)	(14,143,191)	(14,155,990)	(12,799)
					(14,143,191)	(14,155,990)	(12,799)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$66,145	$-	$(66,145)

EUR – Euro

See accompanying Consolidated Notes to Financial Statements.

Manteio Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2025 (Unaudited)

	Manteio Managed Futures Strategy Fund	Manteio Multialternative Strategy Fund
Assets:
Investments, at value (cost $105,891,781 and $118,050,949, respectively)	$105,884,305	$118,245,011
Purchased options contracts, at value (cost $0 and $2,091,738, respectively)	-	3,295,600
Foreign currency at brokers, at value (cost $0 and $2,487,296, respectively)	-	2,514,845
Foreign currency, at value (cost $0 and $225,382, respectively)	-	224,356
Cash	-	58,231,448
Cash deposited with brokers for options contracts	-	189,876
Cash deposited with brokers for futures contracts	33,958,887	8,819,410
Variation margin on futures contracts	694,088	882,589
Receivables:
Unrealized appreciation on open swap contracts	-	6,424,547
Investment securities sold	-	194,805,951
Fund shares sold	619,564	20,200
Dividends and interest	9,667	9,228
Reclaims receivable	-	42,587
Other receivable (Note 3)	-	394,857
Prepaid expenses	39,250	51,303
Other assets	-	461
Total assets	141,205,761	394,152,269

Liabilities:
Written options contracts, at value (proceeds $0 and $2,070,503, respectively)	-	2,873,395
Foreign currency due to broker, at value (proceeds $14,160,227 and $0, respectively)	14,448,933	-
Payables:
Investment securities purchased	-	194,559,221
Fund shares redeemed	73,136	5,035
Unrealized depreciation on forward foreign currency exchange contracts	-	66,145
Unrealized depreciation on open swap contracts	-	5,950,349
Variation margin on futures contracts	775,198	1,142,838
Advisory fees	156,673	168,613
Distribution fees (Note 6)	321	364
Fund services fees	68,128	79,089
Sub-transfer agent fees	62,821	26,917
Auditing fees	15,063	5,162
Shareholder reporting fees	21,893	16,135
Chief Compliance Officer fees	1,645	4,220
Trustees' deferred compensation (Note 3)	1,893	1,947
Trustees' fees and expenses	1,524	11,834
Legal fees	11,988	14,723
Accrued other expenses	10,671	10,744
Total liabilities	15,649,887	204,936,731
Commitments and contingencies (Note 3)
Net Assets	$125,555,874	$189,215,538

Components of Net Assets:
Paid-in capital (no par value with an unlimited number of shares authorized)	$179,492,218	$209,527,398
Total distributable earnings (accumulated deficit)	(53,936,344)	(20,311,860)
Net Assets	$125,555,874	$189,215,538

See accompanying Notes to Consolidated Financial Statements.

Manteio Funds

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2025 (Unaudited)

	Manteio Managed Futures Strategy Fund		Manteio Multialternative Strategy Fund
Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$1,459,908		$1,585,792
Shares of beneficial interest issued and outstanding	194,910		183,514
Redemption price per share[1]	$7.49		$8.64
Maximum sales charge (5.25% and 5.25%, respectively, of offering price)	0.42		0.48
Maximum offering price per share	$7.91		$9.12

Class C Shares:
Net assets applicable to shares outstanding	$16,597		$-
Shares of beneficial interest issued and outstanding	2,374		-
Offering and redemption price per share	$6.99	[2]	$-

Class I Shares:
Net assets applicable to shares outstanding	$124,079,369		$187,629,746
Shares of beneficial interest issued and outstanding	16,434,046		22,699,333
Offering and redemption price per share	$7.55		$8.27

[1]	Purchases of Class A shares of $1 million or more may be subject to a 1.00% deferred sales charge on redemptions within 12 months of purchase.
[2]	Purchases of Class C shares are subject to a 1.00% deferred sales charge on redemptions within 12 months of purchase.

See accompanying Notes to Consolidated Financial Statements.

Manteio Funds

CONSOLIDATED STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2025 (Unaudited)

	Manteio Managed Futures Strategy Fund	Manteio Multialternative Strategy Fund
Investment income:
Dividends (net of foreign withholding taxes of $0 and $1,447, respectively)	$-	$58,631
Interest	2,890,992	2,462,641
Securities lending	-	49
Total investment income	2,890,992	2,521,321

Expenses:
Advisory fees	801,353	1,117,000
Distribution fees (Note 6)	4,127	2,401
Fund services fees	100,401	108,196
Sub-transfer agent fees	165,677	47,809
Registration fees	32,681	24,778
Shareholder reporting fees	33,201	27,080
Auditing fees	12,095	8,297
Chief Compliance Officer fees	4,559	6,710
Trustees' fees and expenses	42,548	53,377
Legal fees	11,863	13,622
Miscellaneous	14,316	15,576
Insurance fees	2,358	1,291
Total expenses	1,225,179	1,426,137
Advisory fees waived	(204,732)	(492,752)
Fees paid indirectly (Note 3)	(13,332)	(16,685)
Net expenses	1,007,115	916,700
Net investment income (loss)	1,883,877	1,604,621

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	12,234	101,186
Written options contracts	-	620,462
Swap contracts	(2,674,940)	6,593,778
Futures contracts	(11,893,201)	843,864
Forward foreign currency contracts	-	(160,702)
Foreign currency transactions	(204,960)	(544,957)
Total realized gain (loss)	(14,760,867)	7,453,631
Net change in unrealized appreciation (depreciation) on:
Investments	(164,628)	(690,132)
Purchased options contracts	-	1,203,862
Written options contracts	-	(713,181)
Swap contracts	527,712	(185,556)
Futures contracts	546,906	(1,777,690)
Forward foreign currency contracts	-	(73,860)
Foreign currency translations	(336,315)	29,562
Net change in unrealized appreciation (depreciation)	573,675	(2,206,995)
Net increase from payments by non-affiliate	-	394,857
Net realized and unrealized gain (loss)	(14,187,192)	5,641,493

Net Increase (Decrease) in Net Assets from Operations	$(12,303,315)	$7,246,114

See accompanying Notes to Consolidated Financial Statements.

Manteio Managed Futures Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,883,877	$7,555,473
Total realized gain (loss) on investments, Swap contracts - realized, futures contracts and foreign currency transactions	(14,760,867)	(20,603,735)
Net change in unrealized appreciation (depreciation) on investments, Swap contracts - unrealized, futures contracts and foreign currency translations	573,675	(7,453,144)
Net increase (decrease) in net assets resulting from operations	(12,303,315)	(20,501,406)

Distributions to Shareholders:
Distributions:
Class A	(39,222)	(22,549)
Class C	(243)	-
Class I	(5,186,254)	(1,016,487)
Total distributions to shareholders	(5,225,719)	(1,039,036)

Capital Transactions:
Net proceeds from shares sold:
Class A	273,734	3,263,962
Class C	-	166,209
Class I	42,893,275	75,145,730
Reinvestment of distributions:
Class A	37,259	21,585
Class C	243	-
Class I	4,947,707	958,671
Cost of shares redeemed:
Class A	(6,806,492)	(3,679,368)
Class C	(127)	(211,246)
Class I	(99,813,098)	(109,906,892)
Net increase (decrease) in net assets from capital transactions	(58,467,499)	(34,241,349)

Total increase (decrease) in net assets	(75,996,533)	(55,781,791)

Net Assets:
Beginning of period	201,552,407	257,334,198
End of period	$125,555,874	$201,552,407
Capital Share Transactions:
Shares sold:
Class A	32,583	361,790
Class C	-	19,835
Class I	5,213,493	8,213,885
Shares reinvested:
Class A	4,405	2,375
Class C	30	-
Class I	580,615	103,640
Shares redeemed:
Class A	(800,683)	(405,542)
Class C	(16)	(25,280)
Class I	(11,745,888)	(11,944,714)
Net increase (decrease) in capital share transactions	(6,715,461)	(3,674,011)

See accompanying Notes to Consolidated Financial Statements.

Manteio Multialternative Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,604,621	$12,393,917
Total realized gain (loss) on investments, securities sold short, written options contracts, Swap contracts - realized, futures contracts, Forward foreign currency contracts - realized and foreign currency transactions	7,453,631	(4,670,264)
Net change in unrealized appreciation (depreciation) on investments, purchased options contracts, written options contracts, Swap contracts - unrealized, futures contracts, Forward foreign currency contracts - unrealized and foreign currency translations	(2,206,995)	(502,503)
Net increase from payments by (non-affiliate/affiliate, respectively)	394,857	1,091,024
Net increase (decrease) in net assets resulting from operations	7,246,114	8,312,174

Distributions to Shareholders:
Distributions:
Class A	(119,665)	(1,903,226)
Class I	(25,532,591)	(9,486,775)
Total distributions to shareholders	(25,652,256)	(11,390,041)

Capital Transactions:
Net proceeds from shares sold:
Class A	91,903	690,988
Class I	8,475,928	45,260,714
Reinvestment of distributions:
Class A	116,017	1,891,730
Class I	25,532,591	9,486,775
Cost of shares redeemed:
Class A	(733,622)	(71,941,800)
Class I	(58,571,289)	(146,260,685)
Net increase (decrease) in net assets from capital transactions	(25,088,472)	(160,872,278)

Total increase (decrease) in net assets	(43,494,614)	(163,950,145)

Net Assets:
Beginning of period	232,710,152	396,660,297
End of period	$189,215,538	$232,710,152
Capital Share Transactions:
Shares sold:
Class A	10,750	76,553
Class I	996,416	4,940,512
Shares reinvested:
Class A	13,681	211,840
Class I	3,147,729	1,045,951
Shares redeemed:
Class A	(84,263)	(7,831,434)
Class I	(6,857,150)	(16,106,968)
Net increase (decrease) in capital share transactions	(2,772,837)	(17,663,546)

See accompanying Notes to Consolidated Financial Statements.

Manteio Managed Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2025	For the Year Ended October 31,
	(Unaudited)	2024[1]	2023[2]	2022[2]	2021[2]	2020[2]
Net asset value, beginning of period	$8.48	$9.35	$12.11	$10.88	$9.14	$9.82
Income from Investment Operations:
Net investment income (loss) [3]	0.09	0.31	0.24	(0.08)	(0.16)	(0.05)
Net realized and unrealized gain (loss)	(0.88)	(1.16)	(1.16)	2.14	1.90	(0.49)
Total from investment operations	(0.79)	(0.85)	(0.92)	2.06	1.74	(0.54)

Less Distributions:
From net investment income	(0.20)	(0.02)	(0.42)	(0.83)	-	(0.14)
From net realized gain	-	-	(1.42)	-	-	-
Total distributions	(0.20)	(0.02)	(1.84)	(0.83)	-	(0.14)
Net asset value, end of period	$7.49	$8.48	$9.35	$12.11	$10.88	$9.14

Total return[4]	(9.60)%[5]	(9.06)%	(8.15)%	20.83%	19.04%	(5.53)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,460	$8,125	$9,350	$27,406	$15,682	$12,506

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.83%[6]	1.68%	1.57%	1.55%	1.57%	1.60%
After fees waived and expenses absorbed	1.55%[6]	1.55%	1.55%	1.55%	1.55%	1.55%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.92%[6]	3.28%	2.43%	(0.68)%	(1.55)%	(0.56)%
After fees waived and expenses absorbed	2.20%[6]	3.41%	2.45%	(0.68)%	(1.53)%	(0.51)%

Portfolio turnover rate[7]	0%[5]	0%	0%	0%	0%	0%

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Pricewaterhouse Coopers, LLP.
[3]	Based on average shares outstanding for the period.
[4]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[5]	Not annualized.
[6]	Annualized.
[7]	Calculated at the Fund level.

See accompanying Notes to Consolidated Financial Statements.

Manteio Managed Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2025	For the Year Ended October 31,
	(Unaudited)	2024[1]	2023[2]	2022[2]	2021[2]	2020[2]
Net asset value, beginning of period	$7.86	$8.71	$11.39	$10.28	$8.70	$9.35 [3]
Income from Investment Operations:
Net investment income (loss)[4]	0.06	0.23	0.17	(0.16)	(0.22)	(0.14)
Net realized and unrealized gain (loss)	(0.83)	(1.08)	(1.10)	2.02	1.80	(0.44)
Total from investment operations	(0.77)	(0.85)	(0.93)	1.86	1.58	(0.58)

Less Distributions:
From net investment income	(0.10)	-	(0.33)	(0.75)	-	(0.07)
From net realized gain	-	-	(1.42)	-	-	-
Total distributions	(0.10)	-	(1.75)	(0.75)	-	(0.07)
Net asset value, end of period	$6.99	$7.86	$8.71	$11.39	$10.28	$8.70

Total return[5]	(9.91)%[6]	(9.76)%	(8.80)%	19.83%	18.16%	(6.24)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$17	$19	$68	$750	$820	$880

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.58%[7]	2.43%	2.32%	2.30%	2.32%	2.35%
After fees waived and expenses absorbed	2.30%[7]	2.30%	2.30%	2.30%	2.30%	2.30%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.17%[7]	2.56%	1.79%	(1.52)%	(2.30)%	(1.61)%
After fees waived and expenses absorbed	1.45%[7]	2.69%	1.81%	(1.52)%	(2.28)%	(1.56)%

Portfolio turnover rate[8]	0%[6]	0%	0%	0%	0%	0%

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Pricewaterhouse Coopers, LLP.
[3]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.
[4]	Based on average shares outstanding for the period.
[5]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[6]	Not annualized.
[7]	Annualized.
[8]	Calculated at the Fund level.

See accompanying Notes to Consolidated Financial Statements.

Manteio Managed Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2025	For the Year Ended October 31,
	(Unaudited)	2024[1]	2023[2]	2022[2]	2021[2]	2020[2]
Net asset value, beginning of period	$8.64	$9.53	$12.31	$11.05	$9.26	$9.94
Income from Investment Operations:
Net investment income (loss)[3]	0.10	0.34	0.28	(0.06)	(0.13)	(0.03)
Net realized and unrealized gain (loss)	(0.88)	(1.18)	(1.19)	2.18	1.92	(0.48)
Total from investment operations	(0.78)	(0.84)	(0.91)	2.12	1.79	(0.51)

Less Distributions:
From net investment income	(0.31)	(0.05)	(0.45)	(0.86)	-	(0.17)
From net realized gain	-	-	(1.42)	-	-	-
Total distributions	(0.31)	(0.05)	(1.87)	(0.86)	-	(0.17)
Net asset value, end of period	$7.55	$8.64	$9.53	$12.31	$11.05	$9.26

Total return[4]	(9.45)%[5]	(8.87)%	(7.92)%	21.09%	19.33%	(5.22)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$124,079	$193,409	$247,916	$434,818	$382,293	$282,365

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.58%[6]	1.43%	1.32%	1.30%	1.32%	1.35%
After fees waived and expenses absorbed	1.30%[6]	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	2.17%[6]	3.53%	2.74%	(0.52)%	(1.30)%	(0.39)%
After fees waived and expenses absorbed	2.45%[6]	3.66%	2.76%	(0.52)%	(1.28)%	(0.34)%

Portfolio turnover rate[7]	0%[5]	0%	0%	0%	0%	0%

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Pricewaterhouse Coopers, LLP.
[3]	Based on average shares outstanding for the period.
[4]	Return is based on net asset value per share and adjusted for reinvestment of distributions.
[5]	Not annualized.
[6]	Annualized.
[7]	Calculated at the Fund level.

See accompanying Notes to Consolidated Financial Statements.

Manteio Multialternative Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2025	For the Year Ended October 31,
	(Unaudited)	2024[1]	2023[2]	2022[2]	2021[2]	2020[2]
Net asset value, beginning of period	$8.91	$9.03 [3]	$9.16 [3]	$9.43 [3]	$9.39 [3]	$9.73
Income from Investment Operations:
Net investment income (loss) [4]	0.05	0.27	0.25	0.04	(0.04)	- [5]
Net realized and unrealized gain (loss)	0.21	(0.17)	(0.15)	0.49	1.24	0.10
Net increase from payments by (non-affiliate/affiliate, respectively)(Note 3)	0.02 [6]	0.02	-	-	-	-
Total from investment operations	0.28	0.12	0.10	0.53	1.20	0.10

Less Distributions:
From net investment income	(0.55)	(0.12)	(0.12)	(0.80)	(1.16)	(0.44)
From net realized gain	-	(0.12)	(0.11)	-	-	-
Total distributions	(0.55)	(0.24)	(0.23)	(0.80)	(1.16)	(0.44)
Net asset value, end of period	$8.64 [3]	$8.91	$9.03 [3]	$9.16 [3]	$9.43 [3]	$9.39 [3]

Total return[7]	3.31%[6,8]	1.38%[9]	1.15%	5.94%	13.64%	1.10%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,586	$2,169	$70,290	$8,267	$5,763	$4,350

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.58%[10]	1.50%	1.48%	1.68%	2.51%	2.19%
After fees waived and expenses absorbed	1.10%[10]	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.77%[10]	2.58%	2.41%	(0.11)%	(1.83)%	(1.13)%
After fees waived and expenses absorbed	1.25%[10]	2.98%	2.79%	0.47%	(0.42)%	(0.04)%

Portfolio turnover rate[11]	193%[8]	214%	375%	482%	532%	571%

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Pricewaterhouse Coopers, LLP.
[3]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.
[4]	Based on average shares outstanding for the period.
[5]	Amount represents less than $0.01 per share.
[6]	Non-affiliate reimbursed the Fund $394,857 for errors during processing. If payment from non-affiliate was not made, total return would have been 3.07% for Class A.
[7]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[8]	Not annualized.
[9]	During the year ended October 31, 2024, the Advisor reimbursed the Fund for a trading error in the amount of $1,091,024. If payment from Advisor was not made, total return would have been (4.42)% for Class A.
[10]	Annualized.
[11]	Calculated at the Fund level.

See accompanying Notes to Consolidated Financial Statements.

Manteio Multialternative Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2025	For the Year Ended October 31,
	(Unaudited)	2024[1]	2023[2]	2022[2]	2021[2]	2020[2]
Net asset value, beginning of period	$9.07	$9.19 [3]	$9.32	$9.58 [3]	$9.53 [3]	$9.86
Income from Investment Operations:
Net investment income (loss)[4]	0.06	0.30	0.28	0.10	(0.02)	0.04
Net realized and unrealized gain (loss)	0.21	(0.19)	(0.15)	0.46	1.25	0.10
Net increase from payments by (non-affiliate/affiliate, respectively)(Note 3)	0.02 [5]	0.03	-	-	-	-
Total from investment operations	0.29	0.14	0.13	0.56	1.23	0.14

Less Distributions:
From net investment income	(1.09)	(0.14)	(0.15)	(0.82)	(1.18)	(0.47)
From net realized gain	-	(0.12)	(0.11)	-	-	-
Total distributions	(1.09)	(0.26)	(0.26)	(0.82)	(1.18)	(0.47)
Net asset value, end of period	$8.27 [3]	$9.07	$9.19 [3]	$9.32	$9.58 [3]	$9.53 [3]

Total return[6]	3.49%[5,7]	1.62%[8]	1.39%	6.25%	13.87%	1.46%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$187,630	$230,541	$326,370	$262,187	$18,749	$47,382

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.33%[9]	1.25%	1.23%	1.43%	2.26%	1.94%
After fees waived and expenses absorbed	0.85%[9]	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.02%[9]	2.84%	2.68%	0.55%	(1.57)%	(0.71)%
After fees waived and expenses absorbed	1.50%[9]	3.24%	3.06%	1.13%	(0.16)%	0.38%

Portfolio turnover rate[10]	193%[7]	214%	375%	482%	532%	571%

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Pricewaterhouse Coopers, LLP.
[3]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.
[4]	Based on average shares outstanding for the period.
[5]	Non-affiliate reimbursed the Fund $394,857 for errors during processing. If payment from non-affiliate was not made, total return would have been 3.24% for Class I.
[6]	Return is based on net asset value per share and adjusted for reinvestment of distributions.
[7]	Not annualized.
[8]	During the year ended October 31, 2024, the Advisor reimbursed the Fund for a trading error in the amount of $1,091,024. If payment from Advisor was not made, total return would have been 1.17% for Class I.
[9]	Annualized.
[10]	Calculated at the Fund level.

See accompanying Notes to Consolidated Financial Statements.

Manteio Funds

Notes to Consolidated Financial Statements

April 30, 2025 (Unaudited)

Note 1 – Organization

Manteio Managed Futures Strategy Fund (the “Managed Futures Strategy Fund”) and Manteio Multialternative Strategy Fund (the "Multialternative Strategy Fund") (each a “Fund” and collectively the “Funds”) are organized as a non-diversified series of Investment Managers Series Trust III (the "Trust"), which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Manteio Scalable Technologies LLC (the “Advisor”) serves as the investment advisor to the Funds and is a registered commodity pool operator with respect to the Funds.

The Managed Futures Strategy Fund’s investment objective is to seek absolute returns that have a low correlation to the returns of broad stock and bond markets. The Fund currently has three classes of shares: Class A Shares, Class C Shares, and Class I Shares.

The Multialternative Strategy Fund’s investment objective is to seek positive absolute returns. The Fund currently has two classes of shares: Class A Shares and Class I Shares.

On November 22, 2024, the Managed Futures Strategy Fund acquired the assets and assumed the liabilities of the Credit Suisse Managed Futures Strategy Fund, a series of Credit Suisse Opportunity Funds (the “Managed Futures Predecessor Fund”), which offered three classes of shares, Class A shares, Class C shares and Class I shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The Agreement and Plan of Reorganization was approved by the Trust’s Board on August 14, 2025. The Managed Future Predecessor Fund’s Board approved the Agreement and Plan of Reorganization on August 15, 2025. As a result of the reorganization, the Managed Futures Strategy Fund assumed the performance and accounting history of the Managed Futures Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Managed Futures Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Managed Futures Predecessor Fund received the same aggregate share net asset value in the corresponding classes of the Managed Futures Strategy Fund as noted below:

	Shares Issued	Net Assets
Class A Shares	976,326	8,324,703
Class C Shares	2,360	18,644
Class I Shares	20,375,519	177,156,432

The net unrealized depreciation of investments transferred was $877,827 as of the date of acquisition.

On November 22, 2024, the Multialternative Strategy Fund acquired the assets and assumed the liabilities of the Credit Suisse Multialternative Strategy Fund, a series of Credit Suisse Opportunity Funds (the “Multialternative Predecessor Fund”), which offered two classes of shares, Class A shares and Class I shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The Agreement and Plan of Reorganization was approved by the Trust’s Board on August 14, 2025. The Multialternative Predecessor Fund’s Board approved the Agreement and Plan of Reorganization on August 15, 2025. As a result of the reorganization, the Multialternative Strategy Fund assumed the performance and accounting history of the Multialternative Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Multialternative Predecessor Fund.

Manteio Funds

Notes to Consolidated Financial Statements - Continued

April 30, 2025 (Unaudited)

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Multialternative Predecessor Fund received the same aggregate share net asset value in the corresponding classes of the Managed Futures Strategy Fund as noted below:

	Shares Issued	Net Assets
Class A Shares	226,731	2,051,228
Class I Shares	24,287,781	223,720,052

The net unrealized appreciation of investments transferred was $771,054 as of the date of acquisition.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services — Investment Companies".

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Consolidated Statements of Operations and the Consolidated Financial Highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to Consolidated Financial Statements and there are no resources allocated to a Fund based on performance measurements. The Advisor is deemed to be the Chief Operating Decision Maker with respect to the Funds’ investment decisions.

(a) Consolidation of Subsidiary

Each Fund may invest up to 25% of its total assets in the shares of its respective wholly-owned and controlled subsidiary, Manteio Cayman Managed Futures Strategy Fund, Ltd. and Manteio Cayman Multialternative Strategy Fund, Ltd. (each, a “Subsidiary”). Each Subsidiary is an exempted company incorporated with limited liability under the laws of the Cayman Islands and is overseen by its own board of directors. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights of each Fund include the accounts of its respective Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for each Fund. Each Subsidiary is advised by the Advisor, and has the same investment objective as the corresponding Fund. Each Subsidiary invests primarily in commodity-linked derivative instruments, including swaps, commodity options, futures and options on futures. As of April 30, 2025, total assets of the Managed Futures Strategy Fund were $141,205,761 of which $30,254,996, or approximately 24.1%, represented the Fund’s ownership of the shares of the Fund’s Subsidiary. As of April 30, 2025, total assets of the Multialternative Strategy Fund were $394,152,269 of which $32,734,995, or approximately 8.3%, represented the Fund’s ownership of the shares of the Fund’s Subsidiary.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds’ might reasonably expect to receive for the security upon its current sale). The Board of Directors has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund’s must utilize fair value pricing.

Manteio Funds

Notes to Consolidated Financial Statements - Continued

April 30, 2025 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Consolidated Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Swaps

The Funds may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. Each Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations or to protect against any increase in the price of securities it anticipates purchasing at a later date. Swaps may be used in conjunction with other instruments to offset interest rate, currency or other underlying risks. For example, interest rate swaps may be offset with “caps,” “floors” or “collars”. A “cap” is essentially a call option which places a limit on the amount of floating rate interest that must be paid on a certain principal amount. A “floor” is essentially a put option which places a limit on the minimum amount that would be paid on a certain principal amount. A “collar” is essentially a combination of a long cap and a short floor where the limits are set at different levels.

Manteio Funds

Notes to Consolidated Financial Statements - Continued

April 30, 2025 (Unaudited)

A Fund will usually enter into swaps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.

Total Return Swaps. The Funds may enter into total return swaps for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by a Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Credit Default Swaps. The Funds may enter into credit default swaps for investment purposes. A credit default swap may have as reference obligations one or more securities that are not currently held by the Funds. The Funds may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, a Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If a Fund were a buyer and no credit event occurs, the Funds would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swaps by a Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swaps. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swaps have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Each Fund may also purchase credit default swaps in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the Fund’s return.

Manteio Funds

Notes to Consolidated Financial Statements - Continued

April 30, 2025 (Unaudited)

Currency Swaps. The Funds may enter into currency swaps for investment purposes. Currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A Fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Interest Rate Swaps. Each Fund may enter into an interest rate swap in an effort to protect against declines in the value of fixed income securities held by the Fund. In such an instance, the Fund may agree to pay a fixed rate (multiplied by a notional amount) while a counterparty agrees to pay a floating rate (multiplied by the same notional amount). If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the fund would receive payments under the swap that would offset, in whole or in part, such diminution in value.

Options on Swaps. Each Fund may enter into options on swaps. An option on a swap, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap or to shorten, extend, cancel or otherwise modify an existing swap, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Funds may write (sell) and purchase put and call swaptions. Each Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. Each Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. A Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

(e) Futures Contracts

The Funds may use interest rate, foreign currency, index and other futures contracts. The Funds may use options on futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. A public market exists in futures contracts covering a number of indexes, as well as financial instruments, including, without limitation: U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British Pound; the Japanese Yen; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the Euro. It is expected that other futures contracts will be developed and traded in the future.

Manteio Funds

Notes to Consolidated Financial Statements - Continued

April 30, 2025 (Unaudited)

The Funds may invest in stock index futures only as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, the Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

(f) Forward Foreign Currency Contracts

The Funds may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the Consolidated Statement of Operations.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

(h) Use of Estimates

The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(i) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.

Manteio Funds

Notes to Consolidated Financial Statements - Continued

April 30, 2025 (Unaudited)

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of April 30, 2025, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j) Distributions to Shareholders

The Funds will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Manteio Scalable Technologies LLC. Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of each Fund to ensure that the total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed the limits (as a percentage of average daily net assets) set forth below:

	Contractual Advisory	Total Limit on Annual Operating Expenses
	Fees	Class A	Class C	Class I
Managed Futures Strategy Fund	1.04%	1.55%	2.30%	1.30%
Multialternative Strategy Fund	1.04%	1.10%	N/A	0.85%

In addition, the Advisor has agreed to voluntarily waive its advisory fees by 0.19% to 0.85% for Multialternative Strategy Fund until November 22, 2026, and it will not seek recoupment of the voluntary advisory fees waived. The agreement to limit annual operating expenses is in effect through November 22, 2026, with respect to each Fund and it may only be terminated or amended prior to the end of the term with the approval of the Trust’s Board of Trustees. Any reduction in advisory fees or payment of a Fund’s expenses made by the Advisor in a fiscal year may be reimbursed by the Fund for a period ending three years after the date of reduction or payment if the Advisor so requests. This reimbursement may be requested from a Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. However, the reimbursement amount may not exceed the total amount of fees waived and/or Fund expenses paid by the Advisor and will not include any amounts previously reimbursed to the Advisor by the Fund. Any such reimbursement is contingent upon the Board’s subsequent review of the reimbursed amounts. A Fund must pay current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or Fund expenses. For the period November 23, 2024 through April 30, 2025, the Advisor waived a portion of its advisory fee totaling $204,732 for the Managed Futures Strategy Fund, and $492,752 for the Multialternative Strategy Fund of which $177,379 was the voluntary waived advisory fee portion that the Advisor will not seek recoupment. The Advisor may recapture all or a portion of these amounts no later than October 31, 2028. These potential recoverable amounts are noted as “Commitments and Contingencies” in the Consolidated Statements of Assets and Liabilities.

Manteio Funds

Notes to Consolidated Financial Statements - Continued

April 30, 2025 (Unaudited)

The Advisor is responsible for each Subsidiary’s day-to-day business pursuant to an advisory agreement with each Subsidiary. Under this agreement, the Advisor provides each Subsidiary with the same type of management services, under substantially the same terms, as are provided to the Funds. The Subsidiary advisory agreement provides for automatic termination upon the termination of the investment advisory agreement with respect to each Fund. The Advisor receives no compensation for the services it provides to each Subsidiary.

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the period from November 23, 2024 through April 30, 2025 was $88,706 and $99,695 for Managed Futures Strategy Fund and Multialternative Strategy Fund, respectively. The inclusion of these fees are reported as “Fund services fees” on the Consolidated Statement of Operations. The Funds have a fee agreement with their custodian, UMB Bank, N.A., which provides for custody fees to be reduced by earnings credit based on cash balances left on deposit with the custodian. For the period from November 23, 2024 through April 30, 2025, the fees waived for the Managed Futures Strategy Fund and Multialternative Strategy Fund were $13,332 and $16,685, respectively. These amounts are shown as a reduction of expenses, “Fees paid indirectly” on the Consolidated Statements of Operations.

Prior to November 23, 2024, State Street Bank and Trust Company served as the Managed Futures Predecessor Fund and Multialternative Predecessor Fund’s fund accounting, custodian and co-administrator. Credit Suisse Asset Management, LLC served as the Managed Futures Predecessor Fund and Multialternative Predecessor Fund’s other co-administrator. The Managed Futures Predecessor Fund and Multialternative Predecessor Fund allocated fund accounting, custody and administration fees for the period from November 1, 2024 to November 22, 2024 was $6,506 and $7,473, respectively. The inclusion of such fees are reported on the Consolidated Statements of Operations.

SS&C Global Investor & Distribution Solutions, Inc. served as the Managed Futures Predecessor Fund and Multialternative Predecessor Fund’s transfer agent. The Managed Futures Predecessor Fund and Multialternative Predecessor Fund allocated transfer agent fees incurred for the period from November 1, 2024 to November 22, 2024 was $5,190 and $1,028, respectively. The inclusion of such fees are reported on the Consolidated Statements of Operations.

Distribution Services, LLC, serves as the Funds’ distributor (the “Distributor”). Prior to December 6, 2024, UMB Distribution Services, LLC, a wholly owned subsidiary of UMBFS, served as the Funds’ distributor. Prior to November 23, 2024, UBS Asset Management (Americas) LLC served as the Managed Futures Predecessor Fund and Multialternative Predecessor Fund’s distributor. The Distributor does not receive compensation from the Fund for its distribution services except the distribution/service fees with respect to the shares of those classes for which a Rule 12b-1 distribution plan is effective. The Advisor pays the Distributor a fee for certain distribution-related services.

Manteio Funds

Notes to Consolidated Financial Statements - Continued

April 30, 2025 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the period from November 23, 2024 through April 30, 2025, the Managed Futures Strategy Fund and Multialternative Strategy Fund allocated fees incurred to Trustees of the Trust who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (collectively, the “Independent Trustees”) were $22,548 and $33,377, respectively. The inclusion of such fees are reported on the Consolidated Statement of Operations. Prior to November 23, 2024, the Managed Futures Predecessor Fund and Multialternative Predecessor Fund allocated fees incurred for Independent Trustees for the period from November 1, 2024 to November 22, 2024 was $20,000 and $20,000, respectively. The inclusion of such fees are reported on the Consolidated Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees’ Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees’ fees and expenses in the Consolidated Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Managed Futures Strategy Fund and Multialternative Strategy Fund allocated fees incurred for CCO services for the period from November 23, 2024 through April 30, 2025, were $4,559 and $6,710, respectively. The inclusion of such fees are reported on the Consolidated Statements of Operations.

Prior to November 23, 2024, Ms. Brandi Sinkovich provided the Managed Futures Predecessor Fund and Multialternative Predecessor Fund CCO services to the Trust. The Managed Futures Predecessor Fund and Multialternative Predecessor Fund did not incur fees for CCO services for the period from November 1, 2024 to November 22, 2024.

During the six months ended April 30, 2025, a third-party agreed to reimburse Multialternative Strategy Fund $394,857 for losses from a trade error. This amount is reported on the Fund’s Consolidated Statement of Assets and Liabilities under the captain “Other receivable” and on the Consolidated Statements of Operations and Consolidated Statements of Changes under the caption “Net increase from payments by non-affiliate.”

Note 4 – Federal Income Taxes

At April 30, 2025, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

	Managed Futures Strategy Fund	Multialternative Strategy Fund
Cost of investments	$105,891,781	$118,212,860

Gross unrealized appreciation	$11,928	$3,602,522
Gross unrealized depreciation	(19,404)	(3,148,166)
Net unrealized appreciation/(depreciation)	$(7,476)	$454,356

Manteio Funds

Notes to Consolidated Financial Statements - Continued

April 30, 2025 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

Note 5 – Investment Transactions

For the six months ended April 30, 2025, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Managed Futures Strategy Fund	$-	$-
Multialternative Strategy Fund	76,207,020	63,386,569

Note 6 – Distribution and Service (Rule 12b-1) Plan

The Trust has adopted a plan on behalf of the Funds pursuant to Rule 12b-1 which allows each Fund to pay distribution fees for the sale and distribution of its Class A shares and Class C shares and/or shareholder liaison service fees in connection with the provision of personal services to shareholders of Class A shares and Class C shares and the maintenance of their shareholder accounts. The 12b-1 Plan provides for the payment of such fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares and up to 1.00% of average daily net assets attributable to Class C shares. Since these fees are paid out of each Fund’s assets attributable to the Fund’s Class A shares and Class C shares, these fees will increase the cost of your investment and, over time, may cost you more than paying other types of sales charges. The net income attributable to Class A shares and Class C shares will be reduced by the amount of distribution and shareholder liaison service fees and other expenses of a Fund associated with that class of shares. For the period from November 23, 2024 through April 30, 2025, distribution fees incurred were $2,757 and $2,053, respectively. The inclusion of such fees are reported on the Consolidated Statements of Operations. Prior to November 23, 2024, the Managed Futures Predecessor Fund and Multialternative Predecessor Fund incurred distribution fees for the period from November 1, 2024 to November 22, 2024 were $1,370 and $348, respectively. The inclusion of such fees are reported on the Consolidated Statements of Operations.

Note 7 – Indemnifications

In the normal course of business, the Funds enters into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Manteio Funds

Notes to Consolidated Financial Statements - Continued

April 30, 2025 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2025, in valuing the Fund’s assets carried at fair value:

Managed Futures Strategy Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Short-Term Investments	$105,884,305	$-	$-	$105,884,305
Total Investments	105,884,305	-	-	105,884,305
Other Financial Instruments*
Futures Contracts	4,651,022	-	-	4,651,022
Total Assets	$110,535,327	$-	$-	$110,535,327

Liabilities
Other Financial Instruments*
Futures Contracts	$3,644,566	$-	$-	$3,644,566
Total Liabilities	$3,644,566	$-	$-	$3,644,566

*	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
**	The Fund did not hold any Level 3 securities at period end.

Manteio Funds

Notes to Consolidated Financial Statements - Continued

April 30, 2025 (Unaudited)

Multialternative Strategy Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks
Asset Management	$1,442,113	$-	$-	$1,442,113
Automotive	863,410	-	-	863,410
Banking	4,141,542	-	-	4,141,542
Biotech & Pharma	735,339	-	-	735,339
Diversified Industrials	742,057	-	-	742,057
E-Commerce Discretionary	740,286	-	-	740,286
Entertainment Content	1,617,100	-	-	1,617,100
Institutional Financial Svcs	2,041,276	-	-	2,041,276
Internet Media & Services	1,552,323	-	-	1,552,323
Medical Equipment & Devices	784,532	-	-	784,532
Metals & Mining	959,734	-	-	959,734
Oil & Gas Services & Equip	1,872,753	-	-	1,872,753
Retail – Consumer Staples	746,604	-	-	746,604
Retail - Discretionary	839,587	-	-	839,587
Semiconductors	1,628,553	-	-	1,628,553
Software	4,913,487	-	-	4,913,487
Specialty Finance	2,526,326	-	-	2,526,326
Technology Hardware	710,853	-	-	710,853
Technology Services	731,022	-	-	731,022
Telecommunications	748,205	-	-	748,205
Exchange-Traded Funds	4,104,295	-	-	4,104,295
Short-Term Investments
Money Market Investments	10,978,383	-	-	10,978,383
Treasury Bills	-	72,825,231	-	72,825,231
Total Investments	45,419,780	72,825,231	-	118,245,011
Purchased Options Contracts	3,295,600	-	-	3,295,600
Total Investments and Purchased Options Contracts	48,715,380	72,825,231	-	121,540,611
Other Financial Instruments*
Futures Contracts	2,985,055	-	-	2,985,055
Swap Contracts	-	6,424,547	-	6,424,547
Total Assets	$51,700,435	$79,249,778	$-	$130,950,213

Liabilities
Other Financial Instruments*
Forward Contracts	$-	$66,145	$-	$66,145
Futures Contracts	3,879,686	-	-	3,879,686
Written Options Contracts	2,873,395	-	-	2,873,395
Swap Contracts	-	5,950,349	-	5,950,349
Total Liabilities	$6,753,081	$6,016,494	$-	$12,769,575

*	Other financial instruments are derivative instruments such as forward contracts, futures contracts, written options contracts and swap contracts. Forward contracts, futures contracts, written options contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
**	The Fund did not hold any Level 3 securities at period end.

Note 9 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position and performance.

Manteio Funds

Notes to Consolidated Financial Statements - Continued

April 30, 2025 (Unaudited)

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Consolidated Statements of Assets and Liabilities and Consolidated Statements of Operations are presented in the tables below. The fair values of derivative instruments as of April 30, 2025, by risk category are as follows:

Managed Futures Strategy Fund
	Asset Derivatives		Liability Derivatives
Derivatives designated as non-hedging instruments	Consolidated Statements of Assets and Liabilities	Value	Consolidated Statements of Assets and Liabilities	Value
Commodity contracts	Variation margin on futures contracts - receivable	$597,132	Variation margin on futures contracts - payable	$234,579
Foreign exchange contracts	Variation margin on futures contracts - receivable	-	Variation margin on futures contracts - payable	336,810
Index contracts	Variation margin on futures contracts - receivable	96,956	Variation margin on futures contracts - payable	57,524
Interest rate contracts	Variation margin on futures contracts - receivable	-	Variation margin on futures contracts - payable	146,285
Total		$694,088		$775,198

Multialternative Strategy Fund
	Asset Derivatives		Liability Derivatives
Derivatives designated as non-hedging instruments	Consolidated Statements of Assets and Liabilities	Value	Consolidated Statements of Assets and Liabilities	Value
Commodity contracts	Variation margin on futures contracts - receivable	$332,254	Variation margin on futures contracts - payable	$611,030
Foreign exchange contracts	Variation margin on futures contracts - receivable	-	Variation margin on futures contracts - payable	92,780
Index contracts	Variation margin on futures contracts - receivable	373,440	Variation margin on futures contracts - payable	250,186
Interest rate contracts	Variation margin on futures contracts - receivable	176,895	Variation margin on futures contracts - payable	188,842
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	-	Unrealized depreciation on forward foreign currency exchange contracts	66,145
Mixed: Commodity, interest rate, equity and foreign exchange contracts	Unrealized appreciation on total return swap contracts	6,424,547	Unrealized depreciation on total return swap contracts	5,950,349
Total		$7,307,136		$7,159,332

Manteio Funds

Notes to Consolidated Financial Statements - Continued

April 30, 2025 (Unaudited)

The effects of derivative instruments on the Consolidated Statements of Operations for the six months ended April 30, 2025, are as follows:

Managed Futures Strategy Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives designated as non-hedging instruments	Futures Contracts	Swap Contracts	Total
Commodity contracts	$(3,934,876)	$-	$(3,934,876)
Equity contracts	(3,361,321)	-	(3,361,321)
Foreign exchange contracts	2,498,295	-	2,498,295
Index contracts	(5,972,176)	-	(5,972,176)
Interest rate contracts	(1,123,123)	-	(1,123,123)
Mixed: Commodity, interest rate, equity and foreign exchange contracts	-	(2,674,940)	(2,674,940)
Total	$(11,893,201)	$(2,674,940)	$(14,568,141)

Multialternative Strategy Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Consolidated Statements of Operations
Derivatives designated as non-hedging instruments	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swap Contracts	Written Options Contracts	Total
Commodity contracts	$142,249	$-	$-	$-	$142,249
Equity contracts	(815,008)	-	-	-	(815,008)
Index contracts	(664,487)	-	-	620,462	(44,025)
Interest rate contracts	2,152,258	-	-	-	2,152,258
Foreign exchange contracts	28,852	(160,702)	-	-	(131,850)
Mixed: Commodity, interest rate, equity and foreign exchange contracts	-	-	6,593,778	-	6,593,778
Total	$843,864	$(160,702)	$6,593,778	$620,462	$7,897,402

Managed Futures Strategy Fund
Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivatives designated as non-hedging instruments	Futures Contracts	Swap Contracts	Total
Commodity contracts	$(235,211)	$-	$(235,211)
Equity contracts	-	-	-
Foreign exchange contracts	960,432	-	960,432
Index contracts	1,277,783	-	1,277,783
Interest rate contracts	(1,456,098)	-	(1,456,098)
Mixed: Commodity, interest rate, equity and foreign exchange contracts	-	527,712	527,712
Total	$546,906	$527,712	$1,074,618

Manteio Funds

Notes to Consolidated Financial Statements - Continued

April 30, 2025 (Unaudited)

Multialternative Strategy Fund
Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivatives designated as non-hedging instruments	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swap Contracts	Purchased Options Contracts	Written Options Contracts	Total
Commodity contracts	$(437,859)	$-	$-	$-	$-	$(437,859)
Index contracts	(1,404,334)	-	-	1,203,862	(713,181)	(913,653)
Interest rate contracts	(92,052)	-	-	-	-	(92,052)
Foreign exchange contracts	156,555	(73,860)	-	-	-	82,695
Mixed: Commodity, interest rate, equity and foreign exchange contracts	-	-	(185,556)	-	-	(185,556)
Total	$(1,777,690)	$(73,860)	$(185,556)	$1,203,862	$(713,181)	$(1,546,425)

The average quarterly volume of derivative instruments held by the Funds during the six months ended April 30, 2025 are as follows:

Managed Futures Strategy Fund
		Notional Value
Commodity contracts	Long futures contracts	$41,846,171
	Short futures contracts	(24,022,150)
Equity contracts	Open total return swap contracts	25,323,025
Index contracts	Long futures contracts	67,851,033
	Short futures contracts	(10,933,539)
Interest rate contracts	Long futures contracts	33,686,577
	Short futures contracts	(138,438,028)
Foreign exchange contracts	Long futures contracts	41,856,108
	Short futures contracts	(137,963,442)

Manteio Funds

Notes to Consolidated Financial Statements - Continued

April 30, 2025 (Unaudited)

Multialternative Strategy Fund
		Notional Value
Commodity contracts	Long futures contracts	$30,118,660
	Short futures contracts	(29,369,309)
Equity contracts	Open total return swap contracts	567,393,664
Index contracts	Long futures contracts	37,452,565
	Short futures contracts	(32,845,477)
	Purchased options contracts - long	12,366,667
	Written options contracts - long	(12,716,667)
	Written options contracts - short	(8,204,333)
Interest rate contracts	Long futures contracts	63,685,226
	Short futures contracts	(61,100,468)
Foreign exchange contracts	Long futures contracts	7,873,773
	Short futures contracts	(13,383,870)
	Long forward contracts	16,049,324
	Short forward contracts	(20,528,947)

Note 10 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivative Association (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Funds and each of its counterparties. These agreements allow the Funds and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Funds’ custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Funds from its counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Fund’s Consolidated Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Consolidated Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Consolidated Statement of Assets and Liabilities and net amounts are presented below:

Manteio Funds

Notes to Consolidated Financial Statements - Continued

April 30, 2025 (Unaudited)

Multialternative Strategy Fund
			Amounts Not Offset in Consolidated Statements of Assets and Liabilities
Description	Counterparty	Gross Amounts Recognized in the Consolidated Statements of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
Unrealized appreciation on open swap contracts - asset	BNP Paribas	$1,533,697	$-	$-	$1,533,697
Unrealized depreciation on open swap contracts - liability	BNP Paribas	(409,513)	-	-	(409,513)
Unrealized appreciation on open swap contracts - asset	Goldman Sachs & Co. LLC	4,874,272	-	-	4,874,272
Unrealized depreciation on open swap contracts - liability	Goldman Sachs & Co. LLC	(3,513,132)	-	-	(3,513,132)
Unrealized appreciation on open swap contracts - asset	Macquarie Bank Ltd.	16,578	-	-	16,578
Unrealized depreciation on open swap contracts - liability	Macquarie Bank Ltd.	(2,027,704)	-	-	(2,027,704)

*	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Advisor to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

Note 11 – Line of Credit

The Predecessor Funds, together with other funds/portfolios advised by UBS AM (collectively, the "Participating Funds"), participated in a committed, unsecured line of credit facility ("Credit Facility"), with State Street Bank and Trust Company in an aggregated amount of $250 million for temporary or emergency purposes on a first-come, first-served basis. Of the aggregate $250 million amount, $125 million was specifically designated for the Predecessor Funds. The remaining $125 million was available to all Participating Funds, including the Predecessor Funds. Under the terms of the Credit Facility, the Participating Funds paid an aggregate commitment fee on the average unused amount of the Credit Facility, which was allocated among the Participating Funds in such manner as was determined by the governing boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at either the Federal Funds Effective rate or the Overnight Bank Funding rate plus a spread. At April 30, 2025, the Funds no longer participate in the Credit Facility. For the six months ended April 30, 2025, no fees were incurred.

Note 12 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 13 – New Accounting Pronouncements

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and exchange-traded funds (“ETFs”) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Certain information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has adopted procedures in accordance with the SEC’s rules and form amendments.

Manteio Funds

Notes to Consolidated Financial Statements - Continued

April 30, 2025 (Unaudited)

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 14 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

On October 30, 2024, the Audit Committee of the Board of Trustees of Investment Managers Series Trust III (the “Trust”) appointed Tait, Weller & Baker LLP to serve as the independent registered public accounting firm to audit the financial statements of the Manteio Managed Futures Strategy Fund and the Manteio Multialternative Strategy Fund (the “Funds”) upon the reorganization of the Credit Suisse Managed Futures Strategy Fund (the “Managed Futures Predecessor Fund”) and the Credit Suisse Multialternative Strategy Fund (the “Multialternative Predecessor Fund”), each a ~~s~~eries of Credit Suisse Opportunity Funds for the fiscal year ending October 31, 2025. Previously, Ernst & Young LLP served as the independent registered public accounting firm to the Predecessor Funds.

Ernst & Young LLP’s report on the financial statements for the Predecessor Funds for the fiscal year ended October 31, 2024 contained no adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles. During such fiscal year and the interim period November 1, 2024 through November 22, 2024 (the “Interim Period”), there were no (i) disagreements with Ernst & Young LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Ernst & Young LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the Predecessor Funds’ financial statements for such period, nor (ii) “reportable events” of the kinds described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During the fiscal year ended October 31, 2024 and the Interim Period, neither the Predecessor Funds nor anyone on their behalf has consulted with Tait, Weller & Baker LLP on items that concerned (a) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements, or (b) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K and related instructions) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K). The selection of Tait, Weller & Baker LLP does not reflect any disagreements with Ernst & Young LLP or dissatisfaction by the Funds, the Board, or the Audit Committee with the performance of Ernst & Young LLP.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Manteio Managed Futures Strategy Fund and Manteio Multialternative Strategy Fund

Board Consideration of Investment Advisory Agreement (Unaudited)

At an in-person meeting held on October 30, 2024, the Board of Trustees (the “Board”) of Investment Managers Series Trust III (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and Manteio Scalable Technologies LLC (the “Advisor”) with respect to the Manteio Managed Futures Strategy Fund (the “Managed Futures Fund”) and Manteio Multialternative Strategy Fund (the “Multialternative Fund” and together with the Managed Futures Fund, the “Funds”) series of the Trust for an initial two-year term.

At the same meeting, the Board and the Independent Trustees also reviewed and unanimously approved the following investment advisory agreements, each for an initial two-year term:

●	the investment advisory agreement between the Advisor and Manteio Cayman Managed Futures Strategy Fund, Ltd. (the “Managed Futures Subsidiary”), a wholly-owned subsidiary of the Managed Futures Fund organized under the laws of the Cayman Islands (the “Managed Futures Subsidiary Agreement”), and

●	the investment advisory agreement between the Advisor and Manteio Cayman Multialternative Strategy Fund, Ltd. (the “Multialternative Subsidiary” and together with the Managed Futures Subsidiary, the “Subsidiaries”), a wholly-owned subsidiary of the Multialternative Fund organized under the laws of the Cayman Islands (the “Multialternative Subsidiary Agreement” and together with the Managed Futures Subsidiary Agreement, the “Subsidiary Agreements”).

The Advisory Agreement and the Subsidiary Agreements are collectively referred to below as the “Fund Advisory Agreements.” In approving each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of the Funds, the Subsidiaries, and the shareholders of the Funds and the Subsidiaries, as applicable.

Background

In advance of the meeting, the Board received information about the Funds, the Subsidiaries, and the Fund Advisory Agreements from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Funds and the Subsidiaries; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Advisor’s overall relationship with each Fund; reports comparing the performance of each of the Credit Suisse Managed Futures Strategy Fund (the “Managed Futures Predecessor Fund”) and the Credit Suisse Multialternative Strategy Fund (the “Multialternative Predecessor Fund” and together with the Managed Futures Predecessor Fund, the “Predecessor Funds”), with returns of its benchmark index and a group of comparable funds (each, a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (”Broadridge”) from Morningstar, Inc.’s relevant category (each, a “Fund Universe”) for various periods ended July 31, 2024; and reports comparing the proposed advisory fee and estimated total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Fund Advisory Agreements. No representatives of the Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

Manteio Managed Futures Strategy Fund and Manteio Multialternative Strategy Fund

Board Consideration of Investment Advisory Agreement (Unaudited)

In approving the Fund Advisory Agreements, the Independent Trustees met separately in an executive session to consider the Fund Advisory Agreements, including the items discussed below. The Board, including all of the Independent Trustees, then met and also considered a variety of factors for approval of the Fund Advisory Agreements, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

With respect to the performance results of the Predecessor Funds, the meeting materials indicated the following:

●	The Managed Futures Predecessor Fund’s total return for the one-year period was above the Credit Suisse Managed Futures Liquid Index (the “Credit Suisse Index”) return, but below both the Peer Group and Systematic Trend Fund Universe median returns by 1.32%. The Predecessor Fund’s annualized total return for the ten-year period was below the Credit Suisse Index return and the Peer Group and Fund Universe median returns by 0.13%, 0.65%, and 0.65%, respectively. The Predecessor Fund’s annualized total return for the three-year period was below the Credit Suisse Index return and the Fund Universe and Peer Group median returns by 0.22%, 1.59%, and 2.73%, respectively. The Predecessor Fund’s annualized total return for the five-year period was below the Credit Suisse Index return by 0.10%, the Fund Universe median return by 2.01%, and the Peer Group median return by 2.04%. The Trustees considered the Advisor’s explanations that the Advisor tracks the performance of approximately 36 hedge funds with similar strategies as the Predecessor Fund, and that the Predecessor Fund’s performance has generally been in line with those hedge funds; that the Advisor is conservative with its cash management and it focuses on major trends so if there are trends in more peripheral areas, the Fund may lag behind its competitors; and that there may be significant volatility in the asset classes to which the Fund has exposure, and that the Fund’s investment program is sensitive to such volatility. The Trustees observed that the Predecessor Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one-, three-, five-, and ten-year periods. The Trustees also considered the Advisor’s assertion that the Predecessor Fund has achieved its investment objective.

●	The Multialternative Predecessor Fund’s annualized total returns for the one-, three-, and five-year periods were above the Peer Group and Multistrategy Fund Universe median returns and the ICE BofA 0-3 Month U.S. Treasury Bill Index (the “ICE BofA Index”) returns. The Predecessor Fund’s annualized total return for the ten-year period was above the ICE BofA Index return and the Fund Universe median return, and was the same as the Peer Group median return.

Manteio Managed Futures Strategy Fund and Manteio Multialternative Strategy Fund

Board Consideration of Investment Advisory Agreement (Unaudited)

The Board considered the overall quality of services to be provided by the Advisor to the Funds and the Subsidiaries. In doing so, the Board considered the Advisor’s specific responsibilities in all aspects of the day-to-day management and oversight of the Funds and the Subsidiaries, as well as the qualifications, experience and responsibilities of the personnel who would be involved in the day-to-day activities of the Funds and the Subsidiaries. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Advisor would have the capabilities, resources, and personnel necessary to manage the Funds and the Subsidiaries, and that the Advisor would provide each Fund and its Subsidiary with a reasonable potential for good investment results.

Advisory Fees and Expense Ratios

With respect to the proposed advisory fees and estimated annual total expenses, the meeting materials indicated the following:

●	The annual investment advisory fee proposed to be paid by the Managed Futures Fund (gross of fee waivers) was lower than the Peer Group and Systematic Trend Fund Universe medians. The Trustees considered that the proposed advisory fee for the Fund was the same as the proposed advisory fee for the Multialternative Fund, and that because the Advisor was a newly organized investment advisor it did not manage any other accounts using the same strategy as the Fund. The estimated annual total expenses of the Fund (net of fee waivers) were lower than the Peer Group and Fund Universe medians.

●	The annual investment advisory fee proposed to be paid by the Multialternative Fund (gross of fee waivers) was lower than the Peer Group and Multistrategy Fund Universe medians. The Trustees considered that the proposed advisory fee for the Fund was the same as the proposed advisory fee for the Managed Futures Fund, and that because the Advisor was a newly organized investment advisor it did not manage any other accounts using the same strategy as the Fund. The estimated annual total expenses of the Fund (net of fee waivers) were lower than the Peer Group and Fund Universe medians. The Trustees considered that the Advisor would be limiting the expenses of one class of the Multialternative Fund at a level below the Fund’s advisory fee, and that the Advisor had agreed to clarify in a fee waiver agreement that it was voluntarily waiving a specified portion of the advisory fee with respect to all classes of shares of the Fund.

The Board and the Independent Trustees concluded that, in light of the nature and quality of the services proposed to be provided by the Advisor to each Fund and its respective Subsidiary, the compensation proposed to be paid to the Advisor under the Advisory Agreement would be fair and reasonable.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next reviewed the estimated profitability to the Advisor of its proposed relationship with each Fund during the Fund’s first year of operations, taking into account estimated assets of $200 million for the Managed Futures Fund and $400 million for the Multialternative Fund. The Board observed that the Advisor anticipated waiving a portion of its advisory fee for the Managed Futures Fund and a significant portion of its advisory fee for the Multialternative Fund. The Board concluded that the profits of the Advisor from its relationship with each Fund were reasonable.

Manteio Managed Futures Strategy Fund and Manteio Multialternative Strategy Fund

Board Consideration of Investment Advisory Agreement (Unaudited)

The Board noted that the potential benefits received by the Advisor as a result of its proposed relationships with the Funds, other than the receipt of its advisory fees, would include the usual types of “fall out” benefits received by advisors to the Trust, including any research received from broker-dealers providing execution services to the Funds and the Subsidiaries, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Funds and the Subsidiaries generally, and any favorable publicity arising in connection with the Funds’ performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the Funds’ asset levels following the reorganizations would likely be too low to achieve significant economies of scale, and that any such economies would be considered in the future as the Funds’ assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of each Fund Advisory Agreements was in the best interests of each Fund, each Subsidiary, and the shareholders of the Funds and the Subsidiaries and, accordingly, approved each Fund Advisory Agreement with respect to the Funds and the Subsidiaries, as applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a)	(4) Not Applicable.

(a)	(5) Letter from the Fund’s former accountant pursant to Item 304(a)(3) of Regulation S-K is filed herewith.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust III

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	7/7/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	7/7/25

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	7/7/25